Subsequent Events - Additional Information (Detail)	Apr. 25, 2024 ARS ($)	Apr. 23, 2024 ARS ($)	Apr. 19, 2024 ARS ($)	Apr. 16, 2024 ARS ($)	Mar. 26, 2024 ARS ($)	Mar. 25, 2024 ARS ($)	Mar. 13, 2024 ARS ($)	Mar. 12, 2024 ARS ($)	Mar. 06, 2024 ARS ($)	Feb. 29, 2024 ARS ($)	Feb. 28, 2024 ARS ($)	Feb. 21, 2024 ARS ($)	Jan. 18, 2024 ARS ($)	Jan. 05, 2024 ARS ($)	Jan. 03, 2024 ARS ($)	Apr. 09, 2024 ARS ($)	Apr. 09, 2024 USD ($)	Jan. 11, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions																			$ 138,128,699,000		$ 116,684,862,000
Notional amount																			$ 138,128,699,000		$ 116,684,862,000
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Events After Reporting Period [line items]
Face Value																				$ 250,000,000
Major Dividends | Galicia Asset Management
Disclosure of Events After Reporting Period [line items]
Dividends paid											$ 19,370,000,000
Major Dividends | Galicia Warrants S.A.
Disclosure of Events After Reporting Period [line items]
Dividends paid					$ 350,000,000
Major Dividends | Galicia Securities S.A.U.
Disclosure of Events After Reporting Period [line items]
Dividends paid				$ 10,000,000
Major Dividends | Galicia Seguros S A U
Disclosure of Events After Reporting Period [line items]
Dividends paid		$ 6,200,000,000
Major Dividends | Sudamericana Holding S.A.
Disclosure of Events After Reporting Period [line items]
Dividends paid		6,200,000,000
Irrevocable Contributions | Galicia Holding US Inc
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity															$ 100,000
Irrevocable Contributions | Galicia Ventures LP
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity												$ 331,531,000		$ 285,272,000
Irrevocable Contributions | Galicia Investments LLC
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity												$ 3,349,000		2,882,000
Irrevocable Contributions | Galicia Holdings US Inc.
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity													$ 1,211,000
Irrevocable Contributions | Naranja Digital Compañía Financiera S.A.U.
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity										$ 400,000,000
Irrevocable Contributions | Agri Tech Investments LLC
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity								$ 20,039,000	$ 500,000,000
Irrevocable Contributions | IGAM LLC
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity						$ 4,272,500,000
Debt Securities Issuance | Tarjeta Naranja S.A.U. | Class LVII Debt Security
Disclosure of Events After Reporting Period [line items]
Face Value														$ 35,000,000,000
Borrowings, adjustment to interest rate basis														3.50%
Debt Securities Issuance | Banco de Galicia y Buenos Aires S.A.U. | Class XIII Debt Security
Disclosure of Events After Reporting Period [line items]
Face Value																		$ 24,727,778,000
Borrowings, adjustment to interest rate basis																		2.00%
Shareholders Meeting | Agri Tech Investments Argentina S.A.U.
Disclosure of Events After Reporting Period [line items]
Adjustments to irrevocable contributions	$ 901,177,000
Use of irrevocable contributions	$ 283,711,000
Shareholders Meeting | Naranja Digital Compañía Financiera S.A.U.
Disclosure of Events After Reporting Period [line items]
Adjustments to irrevocable contributions				8,387,942,000
Use of irrevocable contributions				$ 2,578,671,000
Shareholders Meeting | Tarjeta Naranja S.A.U.
Disclosure of Events After Reporting Period [line items]
Approved capital increase							$ 720,000
Shareholders Meeting | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Events After Reporting Period [line items]
Legal reserve							77,244,791,000
Optional reserve for future profit distributions							308,979,164,000
Distribution of cash dividends							$ 255,000,000,000
Shareholders Meeting | Tarjetas Regionales S.A.
Disclosure of Events After Reporting Period [line items]
Legal reserve			$ 1,134,672,000
Optional reserve for future profit distributions			21,558,775,000
Distribution of cash dividends			$ 30,000,000,000
Shareholders Meeting | INVIU S.A.U.
Disclosure of Events After Reporting Period [line items]
Legal reserve		42,349,000
Optional reserve for future profit distributions		$ 804,635,000
Major business combination | Private and Subordinated Negotiable Obligations
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions																$ 75,000,000
Notional amount																$ 100,000,000
Major business combination | ADRs - American Depositary Receipts
Disclosure of Events After Reporting Period [line items]
Equity interests of acquirer																	$ 200,022,500
Major business combination | Direct Holdings
Disclosure of Events After Reporting Period [line items]
Acquisition, ownership percentage																42.11%	42.11%
Major business combination | HSBC Bank Argentina S.A.
Disclosure of Events After Reporting Period [line items]
Capital and voting rights																99.99383%	99.99383%
Major business combination | HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of Events After Reporting Period [line items]
Capital and voting rights																100.00%	100.00%
Major business combination | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Events After Reporting Period [line items]
Consideration transferred, acquisition date fair value																$ 274,977,500
Major business combination | Banco de Galicia y Buenos Aires S.A.U. | Direct Holdings
Disclosure of Events After Reporting Period [line items]
Acquisition, ownership percentage																57.89%	57.89%